Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash, Cash Equivalents, and Restricted Cash	Total cash, cash equivalents, restricted cash, and cash and restricted cash held for sale are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	$	$	$
Cash and cash equivalents	480,080	309,857	108,977
Restricted cash – current	691	3,714	2,227
Restricted cash – non-current	—	3,135	3,135
Current assets - discontinued operations - cash	—	—	101,190
Current assets - discontinued operations - restricted cash	—	—	11,888
Non-current assets - discontinued operations - restricted cash	—	—	38,103
	480,771	316,706	265,520

Changes in Operating Assets and Liabilities	The changes in operating assets and liabilities, excluding changes related to the Teekay Gas Business (see Note 21), for the years ended December 31, 2023, 2022 and 2021, are as follows:

	Year Ended December 31,
	2023	2022	2021
	$	$	$
Accounts receivable	23,043	(80,886)	83,460
Prepaid expenses and other	19,442	(49,556)	4,016
Accounts payable	(13,417)	6,291	(77,972)
Accrued liabilities and other	(2,647)	(3,441)	(44,525)
Receipts from direct financing and sales-type leases	—	10,489	—
Asset retirement obligation expenditures	(3,852)	(775)	(1,419)
Expenditures for dry docking	(16,230)	(14,423)	(26,974)
	6,339	(132,301)	(63,414)